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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2008
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Focused Investors LLC
           -------------------------------------------------
Address:   9777 Wilshire Boulevard, Suite 910
           -------------------------------------------------
           Beverly Hills, California 90212
           -------------------------------------------------

           -------------------------------------------------

Form 13F File Number:  28 -  12707
                             --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mike Kromm
             -----------------------------------------------
Title:       Chief Operating Officer/Chief Compliance Officer
             -----------------------------------------------
Phone:       (310) 734-1200
             -----------------------------------------------

Signature, Place, and Date of Signing:


 /s/ Mike Kromm          Beverly Hills, California         November 7, 2008
----------------------  ----------------------------  -------------------------
      [Signature]               [City, State]                   [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          ---------------------

Form 13F Information Table Entry Total:   23
                                          ---------------------

Form 13F Information Table Value Total:   $ 146,865
                                          ---------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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
                                                         FORM 13F INFORMATION TABLE
COLUMN 1        	COLUMN 2   COLUMN 3    COLUMN4      COLUMN5    	     COLUMN6     COLUMN7      COLUMN8
--------------------------------------------------------------------------------------------------------------------

                     	TITLE OF               VALUE    SHRS OR   SH/  PUT/  INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER       	CLASS     CUSIP        (X$1000) PRN AMT   PRN  CALL  DISCRETION  MGRS   SOLE    SHARED  NONE
--------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO	COM	  025816109    8,330	235,100   SH	     SOLE	 NONE	235,100
BERKSHIRE HATHAWAY INC 	CL B	  084670207    11,172	2,542	  SH	     SOLE	 NONE	2,542
COACH INC		COM	  189754104    2,932	117,100   SH	     SOLE	 NONE	117,100
COCA COLA CO		COM	  191216100    9,614	181,800   SH	     SOLE	 NONE	181,800
CVS CAREMARK CORP	COM	  126650100    3,114	92,500	  SH	     SOLE	 NONE	92,500
DIAGEO P L C 		SPONADR	  25243Q205    7,024	102,000   SH	     SOLE	 NONE	102,000
DONALDSON INC		COM	  257651109    3,483	83,100	  SH	     SOLE	 NONE	83,100
GENERAL ELECTRIC CO 	COM	  369604103    5,773	226,400   SH	     SOLE	 NONE	226,400
INTEL CORP		COM	  458140100    3,941	210,400   SH	     SOLE	 NONE	210,400
JOHNSON & JOHNSON	COM	  478160104    9,817	141,700   SH	     SOLE	 NONE	141,700
MCDONALDS CORP 		COM	  580135101    6,812	110,400   SH	     SOLE	 NONE	110,400
MICROSOFT CORP		COM	  594918104    6,523	244,400   SH	     SOLE	 NONE	244,400
NIKE INC 		CL B	  654106103    8,162	122,000   SH	     SOLE	 NONE	122,000
PEPSICO INC 		COM	  713448108    10,519	147,600   SH	     SOLE	 NONE	147,600
PFIZER INC 		COM	  717081103    6,533	354,300   SH	     SOLE	 NONE	354,300
PROCTER & GAMBLE CO	COM	  742718109    6,934	99,500	  SH	     SOLE	 NONE	99,500


                                                         FORM 13F INFORMATION TABLE
COLUMN 1        	COLUMN 2   COLUMN 3    COLUMN4      COLUMN5    	     COLUMN6     COLUMN7      COLUMN8
--------------------------------------------------------------------------------------------------------------------

                     	TITLE OF               VALUE    SHRS OR   SH/  PUT/  INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER       	CLASS     CUSIP        (X$1000) PRN AMT   PRN  CALL  DISCRETION  MGRS   SOLE    SHARED  NONE
--------------------------------------------------------------------------------------------------------------------
STARBUCKS CORP 		COM	  855244109    3,826	257,300   SH	     SOLE	 NONE	257,300
TARGET CORP 		COM	  87612E106    6,690	136,400   SH	     SOLE	 NONE	136,400
TIME WARNER INC		COM	  887317105    4,017	306,400   SH	     SOLE	 NONE	306,400
UNITEDHEALTH GROUP INC	COM	  91324P102    4,169	164,200   SH	     SOLE	 NONE	164,200
WAL MART STORES INC 	COM	  931142103    9,660	161,300   SH	     SOLE	 NONE	161,300
WALGREEN CO		COM	  931422109    4,598	148,500   SH	     SOLE	 NONE	148,500
ZIMMER HLDGS INC	COM	  98956P102    3,222	49,900	  SH	     SOLE	 NONE	49,900